UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Aspiriant, LLC
Address: 101 Second Street, Suite 1400

         San Francisco, CA  94105

13F File Number:  028-13064

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael H. Kossman
Title:     Chief Financial Officer
Phone:     415.371.7800

Signature, Place, and Date of Signing:

     Michael H. Kossman     San Francisco, CA     February 17, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $259,079 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      204     3550 SH       SOLE                     3550        0        0
AEGON N V                      NY REGISTRY SH   007924103       90    10000 SH       SOLE                    10000        0        0
BARCLAYS BK PLC                IPSPGS TTL ETN   06738C794    27428  1000657 SH       SOLE                  1000657        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    33988    10575 SH       SOLE                    10575        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     2705       28 SH       SOLE                       28        0        0
EXXON MOBIL CORP               COM              30231G102      524     6561 SH       SOLE                     6561        0        0
GENERAL ELECTRIC CO            COM              369604103      394    24336 SH       SOLE                    24336        0        0
GOLDMAN SACHS GROUP INC        SP ENHCMD37ETN   38144L852    18062   501638 SH       SOLE                   501638        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     2012    40634 SH       SOLE                    40634        0        0
ISHARES TR                     RUSSELL1000GRW   464287614     2930    79060 SH       SOLE                    79060        0        0
ISHARES TR                     RUSSELL 1000     464287622    14274   292090 SH       SOLE                   292090        0        0
ISHARES TR                     MSCI EAFE IDX    464287465    40012   891930 SH       SOLE                   891930        0        0
ISHARES TR                     RUSL 2000 VALU   464287630    10474   213023 SH       SOLE                   213023        0        0
ISHARES TR                     MSCI VAL IDX     464288877     2086    51437 SH       SOLE                    51437        0        0
ISHARES TR                     S&P 500 INDEX    464287200     9013    99798 SH       SOLE                    99798        0        0
ISHARES TR                     RSSL MCRCP IDX   464288869     4758   149403 SH       SOLE                   149403        0        0
ISHARES TR                     RUSSELL 2000     464287655     1596    32415 SH       SOLE                    32415        0        0
JOHNSON & JOHNSON              COM              478160104      205     3419 SH       SOLE                     3419        0        0
KAYNE ANDERSON MLP INVSMNT C   COM              486606106      145   192942 SH       SOLE                   192942        0        0
POLYCOM INC                    COM              73172K104      145    10710 SH       SOLE                    10710        0        0
SPDR INDEX SHS FDS             DJWS INTL REAL   78463X863     1751    64666 SH       SOLE                    64666        0        0
SPDR INDEX SHS FDS             S&P INTL SMLCP   78463X871    12050   647172 SH       SOLE                   647172        0        0
SPDR TR                        UNIT SER 1       78462F103    29172   323271 SH       SOLE                   323271        0        0
SYNOPSYS INC                   COM              871607107      290    15638 SH       SOLE                    15638        0        0
VANGUARD INDEX FDS             VALUE ETF        922908744     2570    62435 SH       SOLE                    62435        0        0
VANGUARD INDEX FDS             SM CP VAL ETF    922908611     1408    33185 SH       SOLE                    33185        0        0
VANGUARD INDEX FDS             REIT ETF         922908553      855    23470 SH       SOLE                    23470        0        0
VANGUARD INDEX FDS             SMALL CP ETF     922908751      556    13100 SH       SOLE                    13100        0        0
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858    20759   880751 SH       SOLE                   880751        0        0
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775    18176   562361 SH       SOLE                   562361        0        0
WACHOVIA CORP NEW              COM              929903102      165    29783 SH       SOLE                    29783        0        0
WINTHROP RLTY TR               SH BEN INT NEW   976391300      282    26000 SH       SOLE                    26000        0        0